Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	PACS Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-3144268
Entity Address, Address Line One	262 N. University Ave.
Entity Address, City or Town	Farmington
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84025
City Area Code	801
Local Phone Number	447-9829
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Central Index Key	0002001184
Amendment Flag	false